Segmented Financial Information (Schedule of Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017 [1]	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues from external customers		$ 33,896	$ 48,115	[1]
Gross profit		8,725	11,678	[1]
Selling, general and administrative expenses		11,613	13,626	[1]
Research and product development expenses		7,486	6,376	[1]
Loss from operations		(10,374)	(8,324)	[1]
Interest expense, net on financial instruments measured at amortized cost		(1,469)	(1,812)	[1]
Foreign currency gains net	[2]	144	635	[1]
Loss in joint venture		(1,637)	(334)	[1]
Other finance losses, net		297	(931)	[1]
Loss before income taxes		(13,039)	(10,766)	[1]
Cash and cash equivalents and restricted cash		8,737	22,414
Trade and other receivables		6,728	8,736
Contract assets		6,223	7,223
Inventories		17,174	15,048	[1]	$ 17,130
Prepaid expenses		1,960	1,374	[1]	1,198
Investment in joint venture		1,644	2,797	[1]	1,750
Property, plant and equipment		2,867	3,874	[1]	4,095	$ 4,095
Goodwill and intangibles		4,591	4,749
Total assets		49,924	66,215	[1]	50,389
Current liabilities		30,793	30,294	[1]	26,106
Non-current liabilities		8,170	11,748	[1]	13,609
Total liabilities		38,963	42,042	[1]	$ 39,715
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenues from external customers		29,615	43,778
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenues from external customers		4,281	4,337
OnSite Generation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues from external customers		18,308	25,268
Gross profit		2,648	3,663
Selling, general and administrative expenses		2,959	3,381
Research and product development expenses		2,927	1,275
Loss from operations		(3,238)	(993)
Loss before income taxes		(3,238)	(993)
Cash and cash equivalents and restricted cash		5,343	6,836
Trade and other receivables		1,949	4,936
Contract assets		1,678	676
Inventories		6,324	8,045
Prepaid expenses		368	270
Property, plant and equipment		272	329
Goodwill and intangibles		4,427	4,659
Total assets		20,361	25,751
Current liabilities		12,039	11,400
Non-current liabilities		1,180	1,138
Total liabilities		13,219	12,538
OnSite Generation [member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenues from external customers		17,463	24,385
OnSite Generation [member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenues from external customers		845	883
Power Systems [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues from external customers		15,588	22,847
Gross profit		6,077	8,015
Selling, general and administrative expenses		4,276	4,321
Research and product development expenses		4,495	4,996
Loss from operations		(2,694)	(1,302)
Loss before income taxes		(2,694)	(1,302)
Cash and cash equivalents and restricted cash		162	1,160
Trade and other receivables		4,779	3,800
Contract assets		4,545	6,547
Inventories		10,850	7,003
Prepaid expenses		1,353	928
Property, plant and equipment		2,595	3,545
Goodwill and intangibles		10	6
Total assets		24,294	22,989
Current liabilities		15,408	14,538
Non-current liabilities		3,575	4,737
Total liabilities		18,983	19,275
Power Systems [member] | Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenues from external customers		12,152	19,393
Power Systems [member] | Operating segments [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenues from external customers		3,436	3,454
Corporate and Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Selling, general and administrative expenses		4,378	5,924
Research and product development expenses		64	105
Loss from operations		(4,442)	(6,029)
Interest expense, net on financial instruments measured at amortized cost		(1,469)	(1,812)
Foreign currency gains net		144	635
Loss in joint venture		(1,637)	(334)
Other finance losses, net		297	(931)
Loss before income taxes		(7,107)	(8,471)
Cash and cash equivalents and restricted cash		3,232	14,418
Prepaid expenses		239	176
Investment in joint venture		1,644	2,797
Goodwill and intangibles		154	84
Total assets		5,269	17,475
Current liabilities		3,346	4,356
Non-current liabilities		3,415	5,873
Total liabilities		$ 6,761	$ 10,229

[1]	Restated (Note 5)
[2]	Foreign currency gains (losses) include a gain of $223 on borrowings for the year ended December 31, 2018 (2017 - loss of $223).